Goodwill and intangible assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 5,143	$ 4,948
Accumulated amortization	(3,065)	(2,696)
Total	2,078	2,252
Additions to intangible assets other than goodwill	78	42
Amortization expense
Amortization expense of intangible assets other than goodwill	329	345	$ 338
Future amortization expense of intangible assets
2021	323
2022	288
2023	261
2024	215
2025	181
Thereafter	810
Total	2,078	2,252
Capitalized software for internal use
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	828	790
Accumulated amortization	(694)	(628)
Total	134	162
Amortization expense
Amortization expense of intangible assets other than goodwill	61	74	59
Future amortization expense of intangible assets
Total	134	162
Capitalized software for sale
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	33	29
Accumulated amortization	(32)	(29)
Total	1
Future amortization expense of intangible assets
Total	1
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	268	271	$ 279
Intangibles other than software: Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,557	2,513
Accumulated amortization	(1,104)	(1,005)
Total	1,453	1,508
Future amortization expense of intangible assets
Total	1,453	1,508
Intangibles other than software: Technology-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,170	1,056
Accumulated amortization	(898)	(722)
Total	272	334
Future amortization expense of intangible assets
Total	272	334
Intangibles other than software: Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	492	501
Accumulated amortization	(304)	(286)
Total	188	215
Future amortization expense of intangible assets
Total	188	215
Intangibles other than software: Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	63	59
Accumulated amortization	(33)	(26)
Total	30	33
Future amortization expense of intangible assets
Total	$ 30	$ 33